PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 14,475	$ 16,591
Less: accumulated depreciation and amortization	9,281	10,315
Total property and equipment, net	5,194	6,276
Depreciation expense	2,679	2,454	$ 2,061
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,332	8,471
R and D capitalization costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,345	3,259
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,192	1,990
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,606	$ 2,871